Stockholders' Equity (Schedule of Fair Value of Stock Options, Valuation Assumptions) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Common stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	4 years 3 months 18 days	4 years 4 months 10 days	4 years 3 months 7 days
Expected volatility	69.80%	65.40%	64.10%
Expected dividend yield	0.00%	0.00%	0.00%
Risk-free interest rate	1.80%	1.10%	1.20%
Market-based options and restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	1 year 7 months 13 days	2 years 1 month 13 days	2 years 7 months 2 days
Expected volatility	70.90%	67.90%	64.70%
Expected dividend yield	0.00%	0.00%	0.00%
Risk-free interest rate	1.70%	1.10%	1.10%
Weighted average grant date fair value	$ 9.42	$ 9.64	$ 6.69